Subsidiaries and Associates (Tables)	12 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Summary of Consolidated Subsidiaries
The following is a listing of the Company’s consolidated subsidiaries (including partnerships) as of March 31, 2022:

Company name	Country	Ownership of Voting Rights (%)
Takeda Austria GmbH	Austria	100.0%
Takeda Manufacturing Austria AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Takeda Canada Inc.	Canada	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Takeda (China) International Trading Co., Ltd.	China	100.0%
Takeda France S.A.S.	France	100.0%
Takeda GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Pharmaceuticals International Unlimited Company	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda Mexico S.A.de C.V.	Mexico	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Farmaceutica Espana S.A.	Spain	100.0%
Takeda Pharma AB	Sweden	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta GmbH	Switzerland	100.0%
Baxalta Manufacturing, S.a.r.l.	Switzerland	100.0%
Takeda UK Limited	United Kingdom (“U.K.”)	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.	100.0%
ARIAD Pharmaceuticals, Inc.	U.S.	100.0%
Takeda Vaccines, Inc.	U.S.	100.0%
Takeda Development Center Americas, Inc.	U.S.	100.0%
Baxalta Incorporated	U.S.	100.0%
Dyax Corp.	U.S.	100.0%
Takeda Ventures, Inc.	U.S.	100.0%
Baxalta US Inc.	U.S.	100.0%
Shire Human Genetic Therapies, Inc.	U.S.	100.0%
Biolife Plasma Services LP	U.S.	100.0%
Other 171 subsidiaries